Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 7 — Property and Equipment
Property and equipment consist of the following as of December 31, 2021 (Successor) and 2020 (Predecessor):

	Period Ended
	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)	Estimated Useful Life
Machinery and equipment	$33,182	$25,214	5
Furniture and fixtures	180	812	2
Computer hardware	499	—	2
Computer software	305	—	2
Property and leasehold improvements	7,180	2,838	3 - 23
Construction in progress	2,859	576	n/a
Auto / transportation equipment	454	—	3

Total	44,659	29,440
Accumulated depreciation and amortization	(132)	(3,054)

Total	$44,527	$26,386

Depreciation expense included in operating expenses for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period was $60, $700, and $445, respectively. Depreciation and amortization expense included in cost of revenues for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period was $72, $4,873, and $2,567 respectively.